Borrowings - Schedule of debt (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of debt
Credit facilities of liabilities	¥ 300,000	¥ 300,000
Credit facilities of revenues	2,500,000	2,500,000
Credit facilities | Third party banks
Schedule of debt
Maximum borrowing capacity	400,000	400,000
Debt Instrument, Unused Borrowing Capacity, Amount	¥ 278,870	¥ 279,000